Segment reporting - Notable Items After Tax (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment reporting
Economic hedges	$ (43)	$ (128)	$ (92)
Hedge ineffectiveness	(13)	5	66
Hedging items	(56)	(123)	(26)
Provisions for remediation, litigation, fines and penalties			(176)
Asset sales and revaluations			256
The write-down of assets			(87)
Restructuring costs			(140)
Large items			(147)
Total notable Items after tax	$ (56)	$ (123)	$ (173)